Significant transactions (Details) - USD ($) $ in Millions								12 Months Ended
	Sep. 02, 2025	Mar. 24, 2025	Mar. 23, 2025	Jan. 16, 2025	Jan. 15, 2025	Oct. 17, 2024	Jul. 01, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024
Disclosure of detailed information about business combination [line items]
Goodwill								$ 9,256	$ 8,946
Consideration paid for acquisition of businesses								$ 692	$ 61	$ 0
China divestment of product rights and out-licensing
Disclosure of detailed information about business combination [line items]
Divestment, value of ordinary shares received						$ 116
Divestment, percentage of ordinary shares received						16.70%
Aurion Biotech, Inc
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		99.00%
Proportion of ownership interest in subsidiary on a fully diluted basis		85.00%						99.00%
Proportion of ownership interests held by non-controlling interests on a fully diluted basis		15.00%						1.00%
Aurion Biotech, Inc
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in associate			40.30%
Cylite Pty Ltd.
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in associate					8.80%
Proportion of ownership interest in subsidiary				100.00%
LumiThera, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)	100.00%
Goodwill	$ 38							$ 38
Consideration paid for acquisition of businesses	124
Cash paid at closing	$ 126							125
Aurion Biotech, Inc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)		58.70%
Goodwill		$ 140						175
Consideration transferred		486
Other tangible or intangible assets transferred		36
Cash paid at closing		$ 522						522
Cash transferred, net of cash acquired								496
Cylite Pty Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)				91.20%
Goodwill				$ 90				90
Consideration paid for acquisition of businesses				$ 72
Consideration transferred								123
Cash paid at closing								$ 78
BELKIN Vision Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)							100.00%
Goodwill							$ 20				$ 20
Consideration paid for acquisition of businesses							$ 61
Consideration transferred											92
Cash paid at closing											$ 64